Organization and Business (Details)					1 Months Ended				12 Months Ended
	Oct. 06, 2016 company	May 18, 2015 USD ($) $ / shares shares	Oct. 27, 2014 shares	Jun. 11, 2013 shares	Oct. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Feb. 29, 2016 USD ($) $ / shares shares	Oct. 31, 2014	Dec. 31, 2016 USD ($) segment $ / shares shares	Dec. 31, 2015 USD ($) shares	Oct. 26, 2014 shares
Number of segments | segment									1
Number of companies to merge under letter of intent (LOI) | company	2
Reverse Stock Split
Common stock, shares authorized | shares									50,000,000	50,000,000
Initial Public Offering and Secondary Public Offering
Net proceeds from initial public offering | $										$ 18,810,484
Liquidity
Accumulated deficit | $									$ (40,436,108)	$ (25,702,328)
IPO
Initial Public Offering and Secondary Public Offering
Offering expenses | $		$ 2,900,000
Non-cash offering expenses | $		3,300,000
Underwriters' over-allotment option
Initial Public Offering and Secondary Public Offering
Offering expenses | $		$ 1,200,000
Private investment
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares) | shares									2,027,490
Liquidity
Shares issued (in shares) | shares									2,027,490
Proceeds from issuance of common stock | $									$ 2,676,700
Maximum number of shares company is permitted to issue | shares									2,027,490
Share price required to issue shares more than permitted number (in dollars per share) | $ / shares									$ 1.32
Common Stock
Reverse Stock Split
Reverse stock split ratio			0.667					0.667
Common stock, shares authorized | shares			15,000,000								10,000,000
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares) | shares										2,860,000
Liquidity
Shares issued (in shares) | shares										2,860,000
Common Stock | IPO
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares) | shares		2,860,000
Shares issued (price per share) | $ / shares		$ 7.00
Net proceeds from initial public offering | $		$ 15,900,000
Underwriting discounts and commissions | $										$ 1,209,802
Offering expenses | $										$ 2,897,825
Issuance of common stock upon conversion (in shares) | shares		2,010,596
Liquidity
Shares issued (in shares) | shares		2,860,000
Common Stock | Secondary public offering
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares) | shares							2,000,000
Shares issued (price per share) | $ / shares							$ 2.50
Net proceeds from initial public offering | $							$ 4,100,000
Underwriting discounts and commissions | $							373,011
Offering expenses | $							$ 496,887
Liquidity
Shares issued (in shares) | shares							2,000,000
Common Stock | Private investment
Initial Public Offering and Secondary Public Offering
Issuance of common stock in initial public offering, net of discounts and commissions of $1,209,802, offering costs of $2,897,825 and offering costs in the form of common stock warrants of $400,400 (in shares) | shares					170,455	222,222			1,348,601
Offering expenses | $						$ 105,398
Liquidity
Term of stock purchase agreement						30 months
Shares issued (in shares) | shares					170,455	222,222			1,348,601
Proceeds from issuance of common stock | $					$ 150,000	$ 394,534			$ 2,176,700
Common Stock | Private investment | Maximum
Liquidity
Value of common stock that may be sold to a private investor | $						$ 15,000,000
Service Agreement | Napo
Number of shares issued in exchange for cash and services | shares				2,666,666